JPMorgan SmartRetirement 2070 Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement 2070 Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 534
Expense Example, with Redemption, 3 Years	765
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	511
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	$ 260